Components of Working Capital - Accrued Liabilities Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accrued Liabilities [Line Items]
Other accrued liabilities	$ 218		$ 612
Accrued interest expense	18,119		15,868
Short-term asset retirement obligations	1,966		1,711
Short-term remediation and reclamation obligations	562		799
Accrued liabilities	137,011	[1],[2]	147,651	[1],[2]
Accrued Capital Expenditures [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities	94,750		112,311
Accrued Plant Purchases [Member]
Accrued Liabilities [Line Items]
Other accrued liabilities	$ 21,396		$ 16,350

[1]	Accrued liabilities include amounts payable to affiliates of $0.1 million as of December 31, 2013 and 2012.
[2]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.